Securities - Gains and Losses Realized on Sale of Securities Available for Sale (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Available-for-Sale, Realized Gain (Loss) [Abstract]
Proceeds from the sale of securities available for sale	$ 39,517	$ 278	$ 70,523
Gains realized on sale of securities available-for-sale	14	0	164
Losses realized on sale of securities available-for-sale	$ 442	$ 222	$ 439